Fair Value Measurements - Components of Long-Term Debt Including Associated Interest Rates and Related Fair Values (Detail) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Oct. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May 31, 2013	Nov. 16, 2012
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	$ 2,156,217,000	$ 2,138,112,000		$ 1,835,068,000
6.375% Senior Secured Notes Due 2019 [Member]
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Stated Interest Rate	6.375%	6.375%		6.375%
8.75% Senior Notes Due 2020 [Member]
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Stated Interest Rate	8.875%	8.75%		8.75%
Senior Notes [Member] | 6.375% Senior Secured Notes Due 2019 [Member]
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Stated Interest Rate	6.375%	6.375%					6.375%
Face Value	$ 906,110,000	$ 904,818,000		$ 899,684,000
Senior Notes [Member] | 8.75% Senior Notes Due 2020 [Member]
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Stated Interest Rate	8.75%	8.75%		102.00%	101.50%	101.75%	8.75%
Face Value	$ 918,842,000	$ 918,168,000		$ 915,384,000
Senior Notes [Member] | 8.875% Senior Secured Notes Due 2022 [Member]
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Stated Interest Rate	8.875%	8.875%	8.875%
Face Value	$ 295,265,000	$ 295,126,000
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	2,155,000,000	2,155,000,000		1,855,000,000
Estimated Fair Value	2,036,659,000	1,932,990,000		1,673,888,000
Significant Other Observable Inputs (Level 2) [Member] | Senior Notes [Member] | 6.375% Senior Secured Notes Due 2019 [Member]
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	925,000,000	925,000,000		925,000,000
Estimated Fair Value	929,625,000	879,906,000		881,063,000
Significant Other Observable Inputs (Level 2) [Member] | Senior Notes [Member] | 8.75% Senior Notes Due 2020 [Member]
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	930,000,000	930,000,000		930,000,000
Estimated Fair Value	802,125,000	756,788,000		$ 792,825,000
Significant Other Observable Inputs (Level 2) [Member] | Senior Notes [Member] | 8.875% Senior Secured Notes Due 2022 [Member]
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	300,000,000	300,000,000
Estimated Fair Value	$ 304,909,000	$ 296,296,000